S-K 1609(b), De-SPAC Projections, Assumptions and Material Factors - De-SPAC, Projection [Axis]: us-gaap:Revenues		12 Months Ended
	Apr. 06, 2026	Dec. 31, 2028	Dec. 31, 2027	Dec. 31, 2026
De-SPAC Projection [Line Items]
Projection of a Material Growth or Reduction Rate in a Financial Statement Item, Bases and Assumptions [Text Block]
The following table summarizes the projected revenues and other financial metrics for the years ending  December 31,  2025, December 31,  2026, December 31, 2027, and  December 31, 2028, as extracted from the Projections.

	December 31, 2025	December 31, 2026	December 31, 2027	December 31, 2028
Net Revenue
Prescriptions	—	16,432,632	58,385,580	109,851,285
OTC	—	10,007,423	48,224,803	139,854,872
Games	—	30,768,000	67,967,000	106,915,750
Total Net Revenue	—	$57,208,054	$174,577,383	$356,621,907
Growth Rate	—	—%	205%	104%
Net Margin	—	51,736,500	151,655,534	300,054,439
Total Operating Expenses	$13,523,974	$88,304,408	$109,622,520	$148,847,381
Depreciation	496,438	3,156,750	5,880,927	6,446,869
Earnings Before Interest and Tax (EBIT)	$(14,020,412)	$(39,724,658)	$36,152,087	$144,760,189
Corporate Tax Rate (25.63%)(2)	—	—	9,266,142	37,103,484
Net Operating Profit After Tax (NOPAT)	(14,020,412)	(39,724,658)	26,885,946	107,656,705
Free Cash Flow	$(16,280,824)	$(46,417,260)	$36,511,396	$121,547,565
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(1) Prospective information as of October 29, 2025 does not reflect updates.
(2) The corporate tax rate represents the combined federal and state statutory corporate income tax rate, as sourced from The Organisation for Economic Co-operation and Development for 2024.

Projection, Material Growth Rate [Line Items]
Projection, Material Growth or Reduction Rate or Amount, Reason [Text Block]	Migo has adopted the income approach to valuing Enhanced because it accounts for the future development and capital expenditure of financial business activities. The income approach was considered to be the most appropriate valuation approach in the valuation, as it takes the future growth potential and firm-specific issues of Enhanced into consideration.
Projection, Discount Rates [Line Items]
Projection, WACC Discount Rate [Percent]	9.44%
Projection, Other Discount Rate [Percent]	15.69%
Projection, Discount Rate, WACC Reason [Text Block]
The WACC (commonly used as a discount rate) is commonly adopted for determination of the discount rate in Migo’s valuation. It is the overall required rate of return on a company as a whole; it is the appropriate discount rate to be applied to cash flows with risk that is similar to that of the overall company. The WACC is the weighted average of the costs of each of the different types of capital and the weights are in proportion to a company’s capital that comes from respective sources.

Projection, Discount Rate, Other Discount Rate, Reason [Text Block]
The concept of marketability relates to the liquidity of an ownership interest - that is, how quickly and easily it can be converted into cash if the owner chooses to sell. The DLOM reflects the absence of a ready market for shares in a closely held corporation. Ownership interests in such companies are typically less marketable than comparable interests in publicly traded companies. Consequently, a share in a privately held company is generally worth less than an equivalent share in a publicly listed company.

Material Factors Affecting Material Assumptions - Growth or Reduction Rate, Financial Statement Items [Text Block]
In this valuation, Migo has considered the three generally recognized valuation approaches, namely the market approach, the income approach and the asset-based approach. The approach or approaches deemed most relevant will then be selected for use.
Market Approach
The market approach provides an indication of value by comparing the asset with identical or comparable (that is similar) assets for which price information is available. Third-party transactions in the equity of an enterprise generally represent the best estimate of fair value if they are done at arm’s length.
Income Approach
The income approach provides an indication of value by converting future cash flow to a single current value. Under the income approach, the value of an asset/the business entity is determined by reference to the value of income, cash flow or cost savings generated by the asset/ the business entity. A fundamental basis for the income approach is that investors expect to receive a return on their investments and that such a return should reflect the perceived level of risk in the investment.
Asset-Based Approach
The asset-based approach is based on the general concept that the earning power of a business entity is derived primarily from its existing assets. The assumption of this approach is that when each of the elements of working capital, tangible and intangible assets is individually valued, their sum represents the value of a business entity and equals to the value of its equity and long term debt. Under the asset-based approach, the fair value of equity of a business entity/group refers to the fair values of various assets and liabilities on the statement of financial position of the business entity/group as at the measurement date, in which the fair value of each asset and liability was determined by reasonable valuation approaches based on its nature.
Valuation Method Adopted – Business Valuation
In valuing Enhanced, Migo considered its marketing operations, its participation in organizing live sporting events, the production and distribution of related content through various channels, the marketing of lifestyle and performance optimization services to customers, and the sale of related merchandise. The Market-Based Approach was not adopted due to the lack of sufficiently comparable transactions and the unavailability of key transaction assumptions, such as discounts or premiums applied to prices or considerations. The asset-based approach was also not applied, as it does not capture Enhanced’s future earning potential. In addition, the company has developed its own brand, business networks, and customer relationships — intangible assets that exist within the business but are not capitalized. As a result, the relationship between fair value and book costs is weak for Enhanced. Therefore, the asset-based approach was not selected.
The valuation approach is determined based on professional judgment and technical expertise after detailed analysis on facts and circumstances. Key factors Migo has considered include, among other criteria, business nature and stage of development of the subject entity, the quantity and quality of the information provided, access to available data, supply of relevant market transactions, type and nature of the subject asset, purpose and objective of the valuation.

Material Factors Affecting Material Assumptions - Discount Rate - WACC [Text Block]
Below is the summary of the key parameters of the WACC of Enhanced adopted as at the Appraisal Date:

Key Parameters	As of September 30, 2025
Risk-free Rate	4.15%
Market Risk Premium	6.26%
Beta Coefficient	0.56
Size Premium	2.66%
Cost of Equity	10.32%
Cost of Debt	7.25%
Weight of Equity Value to Enterprise Value	82.15%
Weight of Debt Value to Enterprise Value	17.85%
Corporate Tax Rate	25.63%
WACC (Rounded)	9.44%
Notes regarding assumptions:
•The future cash flows were discounted using a WACC of 9.44% as of the Appraisal Date. The WACC was derived using the following principal assumptions:
◦Risk-Free Rate: A rate of 4.15%, based on the yield of the U.S. 10-year government bond as of the Appraisal Date, which represents the return on a risk-free investment.
◦Equity Risk Premium: A premium of 6.2% to compensate investors for taking on the relatively higher risk of the equity market compared to risk-free assets, referencing data from Kroll.
◦Beta Coefficient: A levered beta of 0.56, derived from the median adjusted beta of the Comparable Companies listed above.
◦Size Premium: A premium of 2.66% was added to account for the additional risk associated with smaller companies (micro-cap), referencing the Duff & Phelps Size Premium study.
◦Company-Specific Risk: The WACC calculation assumes that Enhanced Group will achieve its projected capital structure of approximately 18% debt and 82% equity.
◦The WACC was calculated by weighting the cost of equity and the after‑tax cost of debt according to the Company’s target capital structure, whereby the cost of equity was determined as the sum of the 4.15% risk‑free rate plus the product of the 0.56 beta coefficient and the 6.26% market risk premium, together with an additional 2.66% size premium (resulting in a cost of equity of 10.32%), and the after‑tax cost of debt was calculated as 7.25% multiplied by (1 – 25.63%) to reflect the tax shield on interest; these were then weighted by 82.15% equity and 17.85% debt to arrive at a WACC of 9.44%.
•For purposes of estimating terminal value of Enhanced Group beyond the discrete projection period, a terminal growth rate of 3.0% was applied. The rate selected aligns with long-term global inflation expectations and projected GDP growth, referencing data from Bloomberg. It reflects the assumption that, after the initial high-growth projection period, Enhanced Group will reach a state of maturity where it will grow at a rate consistent with the broader economy, rather than continuing at the accelerated growth rates reflected in the earlier projection years.
•Taxation: A corporate tax rate of 25.63% is assumed to remain constant throughout the projection period. The corporate tax rate represents the combined federal and state statutory corporate income tax rate, as sourced from The Organization for Economic Co-operation and Development for 2024.
The above assumptions and inputs were selected to reflect prevailing market conditions and factors specific to Enhanced Group as of the Appraisal date. They are not necessarily indicative of the actual future cost of capital that Enhanced Group may experience, which could differ materially depending on changes in market conditions, capital structure, or Enhanced Group’s risk profile.

Material Factors Affecting Material Assumptions - Discount Rate - Other Discount Rate [Text Block]

The Sum of the Present Value of the Free Cash Flow after applying a discount rate of 9.44 % is as follows;	(USD)
Year 2025 USD (16,098,321); Year 2026 USD (43,381,517); Year 2027 USD 31,180,804; Year 2028 USD 94,850,314;	66,551,280.00
Long Term Growth Rate	3%
Terminal value	1,732,242,307
Present Value of Terminal Value	1,351,764,849
Total Business Value	1,418,316,129
Add: Interest-Bearing Debt
: Non-operating Asset	4,796,590
Equity Value (USD)	1,423,112,719
Less: Discount for Lack of Marketability (15.69%)	223,286,386
100% Equity Interest of Enhanced	1,199,826,334
USD (Rounded)	1,200,000,000
Valuation Assumptions
In Migo’s calculation of the fair value of the Equity Interest, it has made the following assumptions:
1.There will be no material changes in the existing political, legal, fiscal, or economic conditions under which Enhanced conducts its business;
2.There will be no material changes in the current taxation laws of the jurisdictions in which Enhanced operates, the applicable tax rates will remain unchanged, and all relevant laws and regulations will continue to be complied with;
3.There will be no material changes in the industry in which Enhanced operates that would materially affect the revenues, profits, or cash flows attributable to Enhanced and its subsidiaries;
4.Enhanced and/or its partners will obtain all necessary licenses, permits, and approvals required to provide its services;
5.Exchange rates and interest rates will not differ materially from those presently prevailing;
6.The availability of financing will not constrain the operations of Enhanced;
7.Enhanced will successfully maintain its competitiveness and market share through optimizing the utilization of its resources and expanding its marketing network;
8.Enhanced will keep abreast of industry developments, enabling it to sustain its competitiveness and profitability;
9.Enhanced will continue to utilize and maintain its current operational, administrative, and technical facilities to support expansion and increase sales;
10.Enhanced will be able to secure sufficient funds to meet its financial obligations as they fall due;
11.Enhanced will retain and continue to employ competent management, key personnel, and technical staff to support its ongoing operations;
12.Industry trends and market conditions relevant to Enhanced’s business will not deviate materially from current economic forecasts;
13.Enhanced has no material contingent assets or liabilities as at the Appraisal Date; and
14.The Projection has been prepared on a reasonable basis, reflecting estimates that have been made with due and careful consideration by the management of Enhanced.

Forecast [Member]
Projection, Material Growth Rate [Line Items]
Projection, Material Growth or Reduction Rate [Percent]		104.00%	205.00%	0.00%